Salaries and other employee expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Salaries and other employee expenses
Wages and salaries	$ 13,232	$ 18,487	$ 16,191
Payroll taxes	1,721	2,120	2,629
Personnel benefits	8,867	6,732	8,644
Share-based payments	359	650	189
Total	$ 24,179	$ 27,989	$ 27,653